Cover	Sep. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	1-13105
Entity Registrant Name	Arch Resources, Inc.
Entity Central Index Key	0001037676
Entity Tax Identification Number	43-0921172
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CityPlace One
Entity Address, Address Line Two	One CityPlace Drive, Suite 300
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	314
Local Phone Number	994-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	ARCH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false